Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 495,126	$ 548,774
Work in progress	304,049	362,789
Finished goods	214,128	755,159
Total inventories	$ 1,013,303	$ 1,666,722